Taxation - Gross Movement on the Deferred Income Tax Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	$ (162,556)	$ (151,844)
Exchange differences	(40,644)	1,536
Changes of fair value valuation for farmlands	(9,953)	(11,790)	$ (10,480)
Disposal of subsidiary	0	3,458
Others	(349)	(159)
Tax credit relating to cash flow hedge	(2,526)	5,728
Income tax benefit expense	(39,499)	(9,485)	(21,486)
Deferred tax liability (asset), ending balance	(255,527)	(162,556)	$ (151,844)
Gains (losses) before income tax of cash flow hedge	46,145	75,822
Reclassification from equity to income statement	$ (26,031)	$ (32,305)